Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 527,569,074.96
Previously Paid Amount	0.00
Total Fee Amount	40,070.31
Total Offset Amount	0.00
Net Fee	$ 40,070.31